Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 10 — Subsequent Events

Grant of RSUs

On November 13, 2014, the compensation committee of the board of directors granted various employees and consultants inducement RSU awards, under which the holders have the right to receive an aggregate of 261,686 shares of the Company’s common stock. These awards vest in four equal annual installments. Pursuant to the terms of the awards, the shares not vested are forfeited upon separation from the Company.
On November 13, 2014, the compensation committee of the board of directors granted to a former employee and a consultant, RSUs under which the holders have the right to receive an aggregate of 3,836 shares of the Company’s common stock. These awards were granted under the 2013 Equity Incentive Plan and were fully vested at the time of grant.
On November 13, 2014, the compensation committee of the board of directors granted to various employees and consultants, RSUs under which the holders have the right to receive an aggregate of 5,100 shares of the Company’s common stock in connection with the filing of certain patent applications. These awards were granted under the 2013 Equity Incentive Plan and vest on various dates over the twelve month period beginning on the date of grant.

Stock Issuance

On November 13, 2014, the Company issued 5,353 shares of restricted common stock to a consultant for services rendered.

Note 12 — Subsequent Events

Employee Option Grants

On January 7, 2014, the Company’s board of directors granted, net of forfeitures through March 20, 2014, to various employees and consultants, stock options to purchase an aggregate of 457,644 shares of our common stock at an exercise price of $2.49 per share. Included in the grant was an option to purchase 57,644 shares of common stock to Michael Leabman, Chief Technical Officer pursuant to his employment contract and an option to purchase 80,201 shares of common stock to Thomas Iwanski, Interim Chief Financial Officer, 80,201 shares of common stock to George Holmes, Vice President of Sales and Marketing and 319,799 to other employees of the Company. These stock option grants were issued from the 2013 Stock Plan. The option awards granted to Mr. Leabman vested  3/48ths on the date of grant, and will vest  1/48th monthly over the following 45 months. The option award granted to Mr. Iwanski and Mr. Holmes will cliff vest 25% of the award on October 1, 2014 and then will vest  1/48th of the initial award monthly for the following 36 months. Option awards granted to all other employees and consultants cliff vest 25% of the award on the later of the first anniversary of the date they started working for the Company or October 1, 2014 and then will vest  1/48th of the initial award monthly for the following 36 months.
On March 15, 2014, the Company’s board of directors granted to a single employee a stock option to purchase 80,201 shares of the Company’s common stock at an exercise price of $4.99. The option award granted to the employee cliff vests 25% of the award on the anniversary of the employee’s start date and then will vest  1/48th of the initial award monthly during the following 36 months.

Investor Relations Agreement

Effective January 13, 2014, the Company entered into an agreement with a vendor (“IR Firm”) to provide investor relations services to the Company. Pursuant to the agreement, in addition to monthly cash compensation of $8,000 per month, upon the consummation of the IPO the Company will issue a consulting warrant (“IR Consulting Warrant”) for the purchase of 36,000 shares of common stock. The IR Consulting Warrant will have a strike price equivalent to 130% of the IPO price. The IR Consulting Warrant will have an initial catch up vesting equivalent to 3,000 shares per month of service, partial months to be prorated on a thirty (30) day basis, from the effective date of this agreement until the date the IPO is effective. Thereafter, the IR Consulting Warrant will vest at a rate of 3,000 shares per month of service. In addition, the Company will issue to the IR Firm incentive warrants (“IR Incentive Warrants”) to purchase 5,000 shares of common stock with a strike price equal to the IPO price plus 30% for each qualified investor, institutional or brokerage firm that purchases at least $250,000 in value of the Company’s common shares at the IPO price or greater in the open market on or after the 46th day following completion of the IPO. All IR Incentive Warrants granted during a six month period will collectively vest at each six-month anniversary. Shares underlining both the IR Consulting Warrant and the IR Incentive Warrants will be subject to any Company lock-up period consistent with other stockholders. Both the IR Consulting Warrant and IR Incentive Warrants will have an expiration date four (4) years from the grant date. The shares underlying both the IR Consulting Warrant and the IR Incentive Warrants will either be registered at the next available opportunity or the warrants will include a cashless exercise provision.

2014 Non-Employee Equity Compensation Plan

On March 6, 2014, after the Company received waivers and consents from MDB and greater than 50% of the holders of the Convertible Notes, the Company’s board of directors and stockholders approved the 2014 Non-Employee Equity Compensation Plan for the issuance of 249,875 shares of common stock to directors and other non-employees.

Amendment to 2013 Equity Incentive Plan

On March 6, 2014, after the Company received waivers and consents from MDB and greater than 50% of the holders of the Convertible Notes, the Company’s board of directors and stockholders approved the First Amendment to the 2013 Equity Incentive Plan which provided for an increase in the aggregate number of shares of common stock that may be issued pursuant to the Plan to equal 18% of the total number of shares of common stock outstanding immediately following the completion of the IPO (assuming for this purpose) the issuance of all shares issuable under the Company’s equity plans, the conversion into common stock of all outstanding securities that are convertible by their terms into common stock and the exercise of all options and warrants exercisable for shares of common stock and including shares and warrants issued to the underwriters for such IPO upon exercise of its over-allotment options.

Director Option Grants

On February 27, 2014, the Company granted non-qualified stock options for the purchase of 25,979 shares of the Company’s common stock each to two new independent directors of the Company as part of their compensation for serving on the Company’s board of directors. The options have an exercise price of $3.63 per share and have a term of ten years. The Options vest 25% on March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014. Unless otherwise modified, the grantees have one-year after separation of service to exercise any vested options. The shares underlining these options are subject to a one year lock-up beginning with the effective date of the IPO.
On March 15, 2014 and March 20, 2014, the Company granted non-qualified stock options from the 2014 Non-Employee Equity Compensation Plan for the purchase of an aggregate of 34,781 shares of the Company’s common stock to two new independent directors of the Company as part of their compensation for serving on the Company’s board of directors. The options have a weighted average exercise price of $5.47 per share and have a term of ten years. The Options vest 25% on March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014. Unless otherwise modified, the grantees have one year after separation of service to exercise any vested options. The shares underlying these options are subject to a one year lock up beginning with the effective date of the IPO.

Company Name Change

On January 2, 2014, the board of directors and stockholders approved the name change for the Company to Energous Corporation from DvineWave Inc.

Sale of Common Stock

The Company entered into a stock purchase agreement dated March 7, 2014, under which a strategic investor has agreed to purchase 210,526 shares of our common stock $0.0001 par value for gross proceeds of $1,000,000. In connection with this sale, the Company will pay a commission of $100,000 to MDB. The shares to be issued are subject to the one year lock-up and a one year voting control agreement.

Amendment to Certificate of Incorporation

On February 25, 2014, the Company’s board of directors and stockholders approved the Second Amended and Restated Certificate of Incorporation which increased the authorized shares to 60,000,000 of which 10,000,000 shares are designated as preferred stock. In addition, a special meeting of stockholders can only be called by the Chairman, Chief Executive Officer, President or the majority of the board of directors and shall be limited to matters relating to the purpose or purposes stated in the notice of meeting. Any actions required, as a result of a special stockholder meeting, can only be taken upon the vote of the stockholders and not by written consent. The stockholders empowered the board of directors at any time prior to the effectiveness of the filing of this Second Amendment and Restated Certificate to abandon the proposed amendment.